Average Annual Total Returns		12 Months Ended	60 Months Ended	68 Months Ended	120 Months Ended
	Apr. 01, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Class 1
Prospectus [Line Items]
Average Annual Return, Percent		15.36%	10.28%	(0.27%)	5.59%
Performance Inception Date	May 01, 2020
Class 2
Prospectus [Line Items]
Average Annual Return, Percent		15.68%	10.61%	14.25% [1]
Performance Inception Date	May 01, 2020
Class 2 | Bloomberg Commodity Index Total Return (reflects no deductions for fees or expenses)
Prospectus [Line Items]
Average Annual Return, Percent		15.77%	10.64%		5.73%
Class 2 | Bloomberg US Aggregate Bond Index (reflects no deductions for fees or expenses)
Prospectus [Line Items]
Average Annual Return, Percent		7.30%	(0.36%)	0.10%	2.01%

[1]	Return represents performance from May 1, 2020 (inception date) to December 31, 2025.